Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 17,310	$ 9,497
Unrealized gains on securities:
Non-credit related unrealized gains on securities with OTTI	35	113
Unrealized losses on securities without OTTI	(344)	(661)
Less re-class adjustment for gains on securities included in net income	0	0
Tax Impact	124	218
Total unrealized gains on securities, net	(185)	(330)
Total other comprehensive income	(185)	(330)
Total comprehensive income	$ 17,125	$ 9,167